Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Sales of goods and services	$ 1,286,688	$ 682,928	$ 686,644
Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	430,175	237,732	222,472
Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	262,326	127,139	141,511
Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	168,079	106,108	114,022
Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	6,055	14,524	14,703
Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	32,446	15,429	44,075
Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	50,925	22,139	14,525
Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	43,903	13,089	14,643
Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	20,045	13,653	7,040
Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	45,501	20,186	21,742
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	49,582	23,042	9,541
Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	60,112	31,315	19,612
Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	11,149	3,288	4,429
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	7,204	3,825	4,819
Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	8,150	3,574	3,555
Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	13,298	8,428	13,695
Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	16,546	6,393	5,625
Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	18,453	5,619	6,013
Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	4,079	5,025	2,731
Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	38,660	22,420	21,891
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	4,780	2,472	2,087
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	4,780	2,472	2,087
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	1,067,371	546,173	537,791
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	430,175	237,732	222,472
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	262,326	127,139	141,511
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	1,623	823	1,521
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	6,055	14,524	14,703
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	32,446	15,429	44,075
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	50,925	22,139	14,525
Downstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	43,903	13,089	14,643
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	20,045	13,653	7,040
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	45,501	20,186	21,742
Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	49,582	23,042	9,541
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	60,112	31,315	19,612
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	11,149	3,288	4,429
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	7,204	3,825	4,819
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	16,546	6,393	5,625
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	18,453	5,619	6,013
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	11,326	7,977	5,520
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	180,547	119,176	125,853
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	166,456	105,285	112,501
Gas and power [member] | Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	4,079	5,025	2,731
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	10,012	8,866	10,621
Central Administration and Others [member]
Disclosure of revenue [line items]
Sales of goods and services	33,990	15,107	20,913
Central Administration and Others [member] | Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	8,150	3,574	3,555
Central Administration and Others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	13,298	8,428	13,695
Central Administration and Others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 12,542	$ 3,105	$ 3,663